Segments - Summary of reconciliation between IFRS and underlying income, expenses and net result (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Income	€ 30,418	€ 20,093	€ 17,227
Expenses	13,060	11,708	13,828
Taxation	5,130	2,306	1,070
Non-controlling interests	102	128	78
Net result	12,126	5,951	2,250
Adjustment of the EU IAS 39 carve out
Disclosure of operating segments [line items]
Income	(11,856)	(1,603)	410
Taxation	(3,405)	(429)	176
Net result	(8,451)	(1,174)	234
Results IFRS-EU
Disclosure of operating segments [line items]
Income	18,561	18,490	17,637
Expenses	13,060	11,708	13,828
Taxation	1,725	1,877	1,246
Non-controlling interests	102	128	78
Net result	€ 3,674	€ 4,776	€ 2,485